Supplement dated June 1, 2018
to the Statement of Additional Information (the SAI), dated May 1, 2018, for the following funds (each a Fund and together the
Funds):
Fund
Columbia Funds Variable Insurance Trust
Columbia Variable Portfolio (VP) - Asset Allocation Fund
Columbia Variable Portfolio (VP) - Diversified Absolute Return Fund
Variable Portfolio (VP) - Managed Risk Fund
Variable Portfolio (VP) - Managed Risk U.S. Fund
Variable Portfolio (VP) - Managed Volatility (MV) Conservative Fund
Variable Portfolio (VP) - Managed Volatility (MV) Conservative Growth Fund
Variable Portfolio (VP) - Managed Volatility (MV) Growth Fund
Variable Portfolio (VP) - U.S. Flexible Conservative Growth Fund
Variable Portfolio (VP) - U.S. Flexible Growth Fund
Variable Portfolio (VP) - U.S. Flexible Moderate Growth Fund
The information under the subsection "The Investment Manager and Subadvisers — Portfolio Managers" in the "Investment Management and Other Services" section of the SAI for the above mentioned Funds has been superseded and replaced with the following:
Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts**	Potential Conflicts of Interest	Structure of Compensation
Information is as of December 31, 2017, unless otherwise noted
VP – Asset Allocation Fund	Anwiti Bahuguna	22 RICs 19 PIVs 16 other accounts	$71.35 billion $2.80 billion $101.84 million	None	Columbia Management - FoF	Columbia Management
	Dan Boncarosky	8 RICs 8 other accounts	$6.23 billion $2.15 million	None
VP – Diversified Absolute Return Fund	Joshua Kutin	20 RICs 1 PIV 8 other accounts	$9.88 billion $11.57 million $37.06 million	None	Columbia Management	Columbia Management
	Brian Virginia	15 RICs 8 other accounts	$65.20 billion $2.58 million	None
	Alexander Wilkinson	8 RICs 1 other account	$112.31 million $7,374.97	None
VP – Managed Risk Fund	Joshua Kutin(a)	21 RICs 7 PIV 8 other accounts	$10.26 billion $11.81 million $36.82 million	None	Columbia Management - FoF	Columbia Management
	Anwiti Bahuguna	22 RICs 19 PIVs 16 other accounts	$71.41 billion $2.80 billion $101.84 million	None
	David Weiss	19 RICs 7 other accounts	$65.15 billion $0.51 million	None
	Brian Virginia	15 RICs 8 other accounts	$65.46 billion $2.58 million	None
C-6512-25 A (6/18)

Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts**	Potential Conflicts of Interest	Structure of Compensation
VP – Managed Risk U.S. Fund	Joshua Kutin(a)	21 RICs 7 PIV 8 other accounts	$10.26 billion $11.81 million $36.82 million	None	Columbia Management - FoF	Columbia Management
	Anwiti Bahuguna	22 RICs 19 PIVs 16 other accounts	$71.41 billion $2.80 billion $101.84 million	None
	David Weiss	19 RICs 7 other accounts	$65.16 billion $0.51 million	None
	Brian Virginia	15 RICs 8 other accounts	$65.47 billion $2.58 million	None
VP – MV Conservative Fund	Joshua Kutin(a)	21 RICs 7 PIV 8 other accounts	$10.26 billion $11.81 million $36.82 million	None	Columbia Management - FoF	Columbia Management
	Anwiti Bahuguna	22 RICs 19 PIVs 16 other accounts	$70.96 billion $2.80 billion $101.84 million	None
	David Weiss	19 RICs 7 other accounts	$64.70 billion $0.51 million	None
	Brian Virginia	15 RICs 8 other accounts	$65.01 billion $2.58 million	None
VP – MV Conservative Growth Fund	Joshua Kutin(a)	21 RICs 7 PIV 8 other accounts	$10.26 billion $11.81 million $36.82 million	None	Columbia Management - FoF	Columbia Management
	Anwiti Bahuguna	22 RICs 19 PIVs 16 other accounts	$69.99 billion $2.80 billion $101.84 million	None
	David Weiss	19 RICs 7 other accounts	$63.74 billion $0.51 million	None
	Brian Virginia	15 RICs 8 other accounts	$65.05 billion $2.58 million	None
VP – MV Growth Fund	Joshua Kutin(a)	21 RICs 7 PIV 8 other accounts	$10.26 billion $11.81 million $36.82 million	None	Columbia Management - FoF	Columbia Management
	Anwiti Bahuguna	22 RICs 19 PIVs 16 other accounts	$61.30 billion $2.80 billion $101.84 million	None
	David Weiss	19 RICs 7 other accounts	$55.04 billion $0.51 million	None
	Brian Virginia	15 RICs 8 other accounts	$55.35 billion $2.58 million	None
VP – U.S. Flexible Conservative Growth Fund	Anwiti Bahuguna	22 RICs 19 PIVs 16 other accounts	$71.34 billion $2.80 billion $101.84 million	None	Columbia Management - FoF	Columbia Management
	Joshua Kutin(a)	21 RICs 7 PIV 8 other accounts	$10.26 billion $11.81 million $36.82 million	None
	Brian Virginia	15 RICs 8 other accounts	$65.39 billion $2.58 million	None
	David Weiss	19 RICs 7 other accounts	$65.09 billion $0.51 million	None
C-6512-25 A (6/18)

Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts**	Potential Conflicts of Interest	Structure of Compensation
VP – U.S. Flexible Growth Fund	Anwiti Bahuguna	22 RICs 19 PIVs 16 other accounts	$70.43 billion $2.80 billion $101.84 million	None	Columbia Management - FoF	Columbia Management
	Joshua Kutin(a)	21 RICs 7 PIV 8 other accounts	$10.26 billion $11.81 million $36.82 million	None
	Brian Virginia	15 RICs 8 other accounts	$64.48 billion $2.58 million	None
	David Weiss	19 RICs 7 other accounts	$64.17 billion $0.51 million	None
VP – U.S. Flexible Moderate Growth Fund	Anwiti Bahuguna	22 RICs 19 PIVs 16 other accounts	$70.71 billion $2.80 billion $101.84 million	None	Columbia Management - FoF	Columbia Management
	Joshua Kutin(a)	21 RICs 7 PIV 8 other accounts	$10.26 billion $11.81 million $36.82 million	None
	Brian Virginia	15 RICs 8 other accounts	$64.76 billion $2.58 million	None
	David Weiss	19 RICs 7 other accounts	$64.45 billion $0.51 million	None
*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**	Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(a)	The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of March 31, 2018.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
C-6512-25 A (6/18)
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